Losses and Loss Adjustment Expenses - Breakdown of Gross and Net Losses and LAE Reserves by Major Category (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross
OLR	$ 5,127,849	$ 5,249,565
IBNR	5,277,503	4,651,649
Fair value adjustments - acquired companies	(143,183)	(167,511)
Fair value adjustments - fair value option	(54,589)	(217,933)
Total	10,593,282	9,868,404	$ 9,048,796	$ 7,100,488
Net
ULAE	385,702	352,634
Total	8,544,940	7,681,193	7,253,939
Run-off
Gross
OLR	4,440,425	4,407,082
IBNR	4,641,500	3,945,407
Total	9,081,925	8,352,489
ULAE	350,600	331,494
Total	9,432,525	8,683,983	8,132,941	6,390,218
Net
OLR	3,502,195	3,434,789
IBNR	4,133,416	3,272,348
Total Net Reserves	7,635,611	6,707,137
ULAE	333,913	331,494
Total	7,969,524	7,038,631	6,621,735
Run-off | Asbestos
Gross
OLR	544,438	542,681
IBNR	1,234,101	1,373,678
Total	1,778,539	1,916,359
Net
OLR	464,102	490,117
IBNR	1,122,021	1,271,982
Total Net Reserves	1,586,123	1,762,099
Run-off | Environmental
Gross
OLR	184,783	187,165
IBNR	118,111	156,121
Total	302,894	343,286
Net
OLR	164,709	173,878
IBNR	100,339	142,351
Total Net Reserves	265,048	316,229
Run-off | General Casualty
Gross
OLR	610,437	501,863
IBNR	1,279,991	489,129
Total	1,890,428	990,992
Net
OLR	492,039	399,396
IBNR	1,247,662	421,426
Total Net Reserves	1,739,701	820,822
Run-off | Workers' compensation/personal accident
Gross
OLR	1,087,324	1,270,530
IBNR	918,238	977,808
Total	2,005,562	2,248,338
Net
OLR	912,068	963,578
IBNR	776,941	751,074
Total Net Reserves	1,689,009	1,714,652
Run-off | Marine, aviation and transit
Gross
OLR	271,469	290,067
IBNR	73,081	121,577
Total	344,550	411,644
Net
OLR	229,464	244,611
IBNR	56,414	100,135
Total Net Reserves	285,878	344,746
Run-off | Construction defect
Gross
OLR	23,380	29,772
IBNR	85,578	98,312
Total	108,958	128,084
Net
OLR	23,109	29,245
IBNR	83,039	94,888
Total Net Reserves	106,148	124,133
Run-off | Professional indemnity/ Directors & Officers
Gross
OLR	764,768	693,760
IBNR	336,705	265,490
Total	1,101,473	959,250
Net
OLR	526,333	485,478
IBNR	307,349	170,926
Total Net Reserves	833,682	656,404
Run-off | Motor
Gross
OLR	619,682	480,668
IBNR	355,044	233,806
Total	974,726	714,474
Net
OLR	451,097	317,829
IBNR	283,576	165,543
Total Net Reserves	734,673	483,372
Run-off | Property
Gross
OLR	116,398	140,620
IBNR	35,832	63,604
Total	152,230	204,224
Net
OLR	97,826	122,010
IBNR	34,182	56,450
Total Net Reserves	132,008	178,460
Run-off | All Other
Gross
OLR	217,746	269,956
IBNR	204,819	165,882
Total	422,565	435,838
Net
OLR	141,448	208,647
IBNR	121,893	97,573
Total Net Reserves	263,341	306,220
Legacy Underwriting
Gross
OLR	687,424	842,483
IBNR	636,003	706,242
Total	1,323,427	1,548,725
ULAE	35,102	21,140
Total	1,358,529	1,569,865	1,505,125	$ 1,142,024
Net
OLR	423,786	569,341
IBNR	496,243	593,771
Total Net Reserves	920,029	1,163,112
ULAE	35,101	21,140
Total	955,130	1,184,252	$ 1,161,707
Legacy Underwriting | StarStone
Gross
OLR	677,220	743,830
IBNR	615,963	556,134
Total	1,293,183	1,299,964
Net
OLR	413,582	479,699
IBNR	476,203	462,949
Total Net Reserves	889,785	942,648
Legacy Underwriting | Atrium
Gross
OLR		89,141
IBNR		136,543
Total		225,684
Net
OLR		80,130
IBNR		117,257
Total Net Reserves		197,387
Legacy Underwriting | General Casualty
Gross
Total	392,236
Legacy Underwriting | General Casualty | StarStone
Gross
OLR	115,295	121,945
IBNR	276,941	210,969
Total	392,236	332,914
Net
OLR	98,721	108,543
IBNR	232,433	204,800
Total Net Reserves	331,154	313,343
Legacy Underwriting | Workers' compensation/personal accident
Gross
Total	23,633
Legacy Underwriting | Workers' compensation/personal accident | StarStone
Gross
OLR	12,044	15,089
IBNR	11,589	19,865
Total	23,633	34,954
Net
OLR	12,044	15,089
IBNR	11,589	19,865
Total Net Reserves	23,633	34,954
Legacy Underwriting | Marine, aviation and transit | Atrium
Gross
OLR		24,668
IBNR		34,156
Total		58,824
Net
OLR		21,012
IBNR		24,829
Total Net Reserves		45,841
Legacy Underwriting | Property
Gross
Total	439,975
Legacy Underwriting | Property | StarStone
Gross
OLR	322,735	341,677
IBNR	117,240	131,596
Total	439,975	473,273
Net
OLR	141,089	150,559
IBNR	81,459	87,653
Total Net Reserves	222,548	238,212
Legacy Underwriting | All Other
Gross
OLR	10,204	9,512
IBNR	20,040	13,565
Total	30,244	23,077
Net
OLR	10,204	9,512
IBNR	20,040	13,565
Total Net Reserves	30,244	23,077
Legacy Underwriting | Binding Authorities | Atrium
Gross
OLR		31,507
IBNR		54,039
Total		85,546
Net
OLR		29,590
IBNR		51,984
Total Net Reserves		81,574
Legacy Underwriting | Reinsurance | Atrium
Gross
OLR		18,385
IBNR		29,533
Total		47,918
Net
OLR		16,209
IBNR		23,338
Total Net Reserves		39,547
Legacy Underwriting | Accident and Health | Atrium
Gross
OLR		5,460
IBNR		7,880
Total		13,340
Net
OLR		4,735
IBNR		7,469
Total Net Reserves		12,204
Legacy Underwriting | Non-Marine Direct and Facultative | Atrium
Gross
OLR		9,121
IBNR		10,935
Total		20,056
Net
OLR		8,584
IBNR		9,637
Total Net Reserves		18,221
Legacy Underwriting | Marine
Gross
Total	316,646
Legacy Underwriting | Marine | StarStone
Gross
OLR	142,631	189,355
IBNR	174,015	161,379
Total	316,646	350,734
Net
OLR	119,628	158,252
IBNR	132,482	128,242
Total Net Reserves	252,110	286,494
Legacy Underwriting | Aerospace
Gross
Total	120,693
Legacy Underwriting | Aerospace | StarStone
Gross
OLR	84,515	75,764
IBNR	36,178	32,325
Total	120,693	108,089
Net
OLR	42,100	47,256
IBNR	18,240	22,389
Total Net Reserves	$ 60,340	$ 69,645